Retirement Plan (FY) (Details) - OneWater LLC [Member] - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Retirement Plan [Abstract]
Minimum age of employee for 401(k) retirement plan	21 years
Matching contributions percentage	50.00%
Percentage of employee salary deferrals	4.00%
Discretionary contributions by employer	$ 0.6	$ 0.4	$ 0.3